UNITED STATES
              SECURITIES AND EXCHANGE COMMISSION
		     Washington, DC 20549

			   FORM 13F

		      FORM 13F COVER PAGE


Report for the Quarter Ended: December 31, 2008

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):	[ ] is a restatement.

					[ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name: 			Connecticut Investment Management, Inc.
Address:			100 Pearl Street
				Hartford, CT  06103

13F File Number:		28-7318

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:			John Newman
Title:			Chief Compliance Officer
Phone:			203-784-2173

Signature, Place, and Date of Signing:

John Newman
New Haven, CT
February 10, 2009

Report Type (Check only one.):
[X]	13F HOLDINGS REPORT.
[   ]	13F NOTICE.
[   ]	13F COMBINATION REPORT.

			  FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 56

Form 13F information Table Value Total: $68,223

List of Other Included Managers:
NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
GABELLI VALUE FUND, INC.                        36240H106      195 21621.742SH       SOLE                                  21621.742
*** BP PLC SPONS ADR           COM              055622104      554    11854 SH       SOLE                                      11854
*** RESEARCH IN MOTION LTD-CAD COM              760975102     1179    29055 SH       SOLE                                      29055
*** VODAFONE GROUP PLC SPONS   COM              92857W209      202     9862 SH       SOLE                                       9862
ABBOTT LABORATORIES            COM              002824100     1843    34526 SH       SOLE                                      34526
AFLAC INC                      COM              001055102     1802    39317 SH       SOLE                                      39317
ALLERGAN INC                   COM              018490102     1323    32800 SH       SOLE                                      32800
AT&T INC                       COM              00206R102     1616    56687 SH       SOLE                                      56687
AUTODESK INC                   COM                            1106    56284 SH       SOLE                                      56284
AVON PRODUCTS                  COM              054303102     1447    60221 SH       SOLE                                      60221
BANK OF AMERICA CORP           COM              060505104      161    11445 SH       SOLE                                      11445
BANK OF NEW YORK MELLON CORP.  COM              064057102      524    18498 SH       SOLE                                      18498
BEST BUY INC                   COM                            1418    50450 SH       SOLE                                      50450
CHEVRON CORP                   COM              166764100      680     9197 SH       SOLE                                       9197
CISCO SYS INC                  COM              17275R102     1536    94221 SH       SOLE                                      94221
COCA-COLA CO                   COM              191216100      576    12728 SH       SOLE                                      12728
COLGATE PALMOLIVE CO           COM              194162103     2471    36054 SH       SOLE                                      36054
CVS CAREMARK CORP              COM              126650100     2126    73957 SH       SOLE                                      73957
DIRECTV GROUP INC              COM              25459L106     2327   101583 SH       SOLE                                     101583
EBAY INC                       COM              278642103      856    61310 SH       SOLE                                      61310
EXXON MOBIL CORP               COM              30231g102     3897    48822 SH       SOLE                                      48822
FISERV INC                     COM              337738108     1824    50144 SH       SOLE                                      50144
FRANKLIN RESOURCES INC         COM              354613101     1276    20001 SH       SOLE                                      20001
GENERAL ELECTRIC CO            COM              369604103     2119   130828 SH       SOLE                                     130828
GENERAL MILLS INC              COM              370334104      252     4145 SH       SOLE                                       4145
GENZYME CORP                   COM              372917104     1958    29499 SH       SOLE                                      29499
GOOGLE INC                     COM                             941     3059 SH       SOLE                                       3059
INGERSOLL RAND                 COM              456866102      951    54825 SH       SOLE                                      54825
INTL FLAVORS & FRAGRANCES INC  COM                            1731    58247 SH       SOLE                                      58247
JOHNSON & JOHNSON              COM              478160104      235     3930 SH       SOLE                                       3930
MC DONALD'S CORPORATION        COM              580135101      499     8016 SH       SOLE                                       8016
MEDTRONIC INC                  COM              585055106     1892    60219 SH       SOLE                                      60219
MICROSOFT CORP                 COM              594918104     1203    61862 SH       SOLE                                      61862
NETWORK APPLIANCE INC          COM              64120L104     1091    78105 SH       SOLE                                      78105
NII HLDGS INC CLASS B NEW      COM              62913F201      784    43137 SH       SOLE                                      43137
NIKE INC CL B                  COM              654106103     1593    31238 SH       SOLE                                      31238
NORTHERN TRUST CORP            COM                            1249    23960 SH       SOLE                                      23960
OMNICOM GROUP INC              COM              681919106     1177    43716 SH       SOLE                                      43716
ORACLE CORP                    COM              68389X105     2218   125073 SH       SOLE                                     125073
PEPSICO INC                    COM              713448108     1769    32299 SH       SOLE                                      32299
PFIZER INC                     COM              717081103      373    21085 SH       SOLE                                      21085
PROCTER & GAMBLE CO            COM              742718109      425     6880 SH       SOLE                                       6880
REGIONS FINANCIAL CORP         COM              7591EP100      111    13884 SH       SOLE                                      13884
RESMED INC                     COM              761152107     1661    44311 SH       SOLE                                      44311
SHERWIN WILLIAMS CO            COM                             239     4000 SH       SOLE                                       4000
ST. JUDE MEDICAL INC.          COM                            1243    37720 SH       SOLE                                      37720
STRYKER CORP                   COM              863667101     1841    46093 SH       SOLE                                      46093
SUNPOWER CORPORATION CL A      COM              867652109     1180    31890 SH       SOLE                                      31890
THERMO FISHER SCIENTIFIC INC   COM              883556102     1448    42507 SH       SOLE                                      42507
UNITED TECHNOLOGIES CORP       COM              913017109     1725    32184 SH       SOLE                                      32184
VERIZON COMMUNICATIONS         COM              92343V104      305     9003 SH       SOLE                                       9003
WAL-MART STORES INC            COM              931142103     1059    18885 SH       SOLE                                      18885
WALGREEN CO NEW                COM              931422109      569    23084 SH       SOLE                                      23084
WALT DISNEY CO                 COM              254687106     1117    49209 SH       SOLE                                      49209
WATERS CORP                    COM              941848103     1152    31428 SH       SOLE                                      31428
ZIONS BANCORP                  COM                            1175    47923 SH       SOLE                                      47923